ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated Financial Information of the Group's VIEs and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Net revenues	$ 319,881	$ 292,487	$ 323,763
Net (loss) profit	(9,548)	(8,723)	(39,407)
Net cash (used in) provided by operating activities	(14,831)	(15,334)	(37,901)
Net cash provided by (used in) investing activities	(3,521)	(287)	3,138
Net cash provided by financing activities	(3,064)	74,635	(9,224)
VIE and its subsidiaries
Consolidated financial information of the Group's VIE and its subsidiaries included in consolidated financial statements
Total assets	6,117	56
Total liabilities	3,931	1,557
Net revenues		5	5
Net (loss) profit	(7,507)	(52)	(128)
Net cash (used in) provided by operating activities	3,073	$ (131)	(247)
Net cash provided by (used in) investing activities	(3,069)		$ 44
Amount of consolidated VIEs' assets that are collateral for the VIEs' obligations	$ 0